Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.69%
Aerospace & Defense–2.60%
Lockheed Martin Corp.	104,506	$38,841,745
Raytheon Technologies Corp.	488,666	42,489,509
		81,331,254
Air Freight & Logistics–1.48%
United Parcel Service, Inc., Class B	241,665	46,245,014
Apparel Retail–1.33%
Ross Stores, Inc.	339,372	41,637,551
Application Software–0.67%
Citrix Systems, Inc.	207,786	20,934,439
Asset Management & Custody Banks–0.85%
BlackRock, Inc.	30,710	26,630,791
Cable & Satellite–2.31%
Comcast Corp., Class A	1,229,440	72,327,955
Construction Materials–0.56%
Vulcan Materials Co.	97,860	17,613,821
Consumer Finance–1.64%
American Express Co.	301,729	51,453,846
Data Processing & Outsourced Services–4.18%
Fidelity National Information Services, Inc.	262,406	39,111,614
Visa, Inc., Class A(b)	373,114	91,931,559
		131,043,173
Distillers & Vintners–0.96%
Constellation Brands, Inc., Class A	134,267	30,121,459
Diversified Banks–2.64%
JPMorgan Chase & Co.	545,735	82,831,658
Electric Utilities–1.66%
American Electric Power Co., Inc.	212,082	18,688,666
NextEra Energy, Inc.	425,979	33,183,764
		51,872,430
Electrical Components & Equipment–0.87%
Rockwell Automation, Inc.(b)	89,086	27,386,818
Electronic Manufacturing Services–0.88%
TE Connectivity Ltd.	187,433	27,640,745
Environmental & Facilities Services–1.03%
Republic Services, Inc.	271,544	32,139,948
Financial Exchanges & Data–3.78%
CME Group, Inc., Class A	110,958	23,537,520
Intercontinental Exchange, Inc.	313,682	37,588,514
S&P Global, Inc.(b)	133,412	57,196,393
		118,322,427
Food Distributors–0.73%
Sysco Corp.	307,101	22,786,894
Shares		Value
Footwear–1.65%
NIKE, Inc., Class B	309,345	$51,818,381
Gas Utilities–0.86%
Atmos Energy Corp.	273,884	27,002,224
General Merchandise Stores–2.37%
Dollar General Corp.	159,437	37,091,424
Target Corp.	142,563	37,216,071
		74,307,495
Health Care Equipment–4.33%
Abbott Laboratories	290,593	35,155,941
Danaher Corp.	187,040	55,642,530
Stryker Corp.	165,080	44,726,775
		135,525,246
Health Care Supplies–0.87%
Cooper Cos., Inc. (The)	64,627	27,257,730
Home Improvement Retail–2.34%
Home Depot, Inc. (The)	223,581	73,377,048
Hypermarkets & Super Centers–1.34%
Costco Wholesale Corp.	97,843	42,045,094
Industrial Conglomerates–1.71%
Honeywell International, Inc.	229,393	53,629,789
Industrial Gases–1.25%
Air Products and Chemicals, Inc.	134,754	39,217,457
Industrial Machinery–1.80%
Otis Worldwide Corp.	367,102	32,873,984
Stanley Black & Decker, Inc.	119,683	23,583,535
		56,457,519
Industrial REITs–1.82%
Prologis, Inc.	443,986	56,847,967
Insurance Brokers–1.58%
Marsh & McLennan Cos., Inc.	336,765	49,578,543
Integrated Oil & Gas–1.20%
Chevron Corp.	369,192	37,587,438
Integrated Telecommunication Services–1.15%
Verizon Communications, Inc.	647,083	36,094,290
Interactive Home Entertainment–1.28%
Electronic Arts, Inc.	278,236	40,054,855
Internet & Direct Marketing Retail–1.15%
eBay, Inc.	526,052	35,882,007
IT Consulting & Other Services–1.92%
Accenture PLC, Class A	189,128	60,082,183
Life Sciences Tools & Services–1.82%
Lonza Group AG (Switzerland)	56,426	43,915,385
Thermo Fisher Scientific, Inc.	24,268	13,104,963
		57,020,348

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Managed Health Care–2.90%
UnitedHealth Group, Inc.	220,720	$90,985,198
Movies & Entertainment–1.19%
Walt Disney Co. (The)(c)	211,336	37,199,363
Office REITs–0.96%
Alexandria Real Estate Equities, Inc.(b)	150,067	30,214,490
Oil & Gas Refining & Marketing–0.68%
Valero Energy Corp.	320,160	21,441,115
Packaged Foods & Meats–1.02%
Mondelez International, Inc., Class A	504,246	31,898,602
Pharmaceuticals–4.48%
AstraZeneca PLC, ADR (United Kingdom)	551,722	31,580,567
Eli Lilly and Co.	271,204	66,038,174
Zoetis, Inc.	210,317	42,631,256
		140,249,997
Property & Casualty Insurance–0.83%
Allstate Corp. (The)	199,821	25,986,721
Railroads–1.32%
Union Pacific Corp.	188,466	41,228,822
Regional Banks–1.38%
PNC Financial Services Group, Inc. (The)	236,860	43,205,633
Restaurants–1.49%
McDonald’s Corp.	191,738	46,536,730
Semiconductor Equipment–2.30%
Applied Materials, Inc.	307,358	43,008,605
ASML Holding N.V., New York Shares (Netherlands)	37,666	28,880,029
		71,888,634
Semiconductors–3.27%
QUALCOMM, Inc.	320,199	47,965,810
Texas Instruments, Inc.	286,200	54,555,444
		102,521,254
Soft Drinks–2.60%
Coca-Cola Co. (The)	652,237	37,197,076
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	281,412	$44,167,614
		81,364,690
Specialized REITs–1.85%
American Tower Corp.	204,539	57,843,629
Systems Software–6.78%
Microsoft Corp.	745,238	212,325,759
Technology Hardware, Storage & Peripherals–7.16%
Apple, Inc.	1,537,664	224,283,671
Trading Companies & Distributors–0.87%
Fastenal Co.	494,924	27,106,987
Total Common Stocks & Other Equity Interests (Cost $1,803,892,354)		3,122,387,132
Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	1,765,455	1,765,455
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,492,704	1,493,301
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,017,663	2,017,663
Total Money Market Funds (Cost $5,276,389)		5,276,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,809,168,743)		3,127,663,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	31,196,082	31,196,081
Invesco Private Prime Fund, 0.12%(d)(e)(f)	72,761,752	72,790,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,986,938)		103,986,939
TOTAL INVESTMENTS IN SECURITIES–103.18% (Cost $1,913,155,681)		3,231,650,490
OTHER ASSETS LESS LIABILITIES—(3.18)%		(99,746,140)
NET ASSETS–100.00%		$3,131,904,350
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,904,471	$109,575,860	$(112,714,876)	$-	$-	$1,765,455	$1,081
Invesco Liquid Assets Portfolio, Institutional Class	3,501,382	78,268,471	(80,276,359)	118	(311)	1,493,301	950
Invesco Treasury Portfolio, Institutional Class	5,605,110	125,229,554	(128,817,001)	-	-	2,017,663	483
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$70,983,678	$(39,787,597)	$-	$-	$31,196,081	$456*
Invesco Private Prime Fund	-	155,663,848	(82,872,990)	-	-	72,790,858	7,011*
Total	$14,010,963	$539,721,411	$(444,468,823)	$118	$(311)	$109,263,358	$9,981

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,078,471,747	$43,915,385	$—	$3,122,387,132
Money Market Funds	5,276,419	103,986,939	—	109,263,358
Total Investments	$3,083,748,166	$147,902,324	$—	$3,231,650,490
Invesco Rising Dividends Fund